Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 4,025,279	$ 631,654	¥ 2,580,810	¥ 2,055,789
Cost of revenues	(3,849,682)	(604,099)	(2,388,299)	(1,893,513)
Operating expenses:
General and administrative	(240,749)	(37,779)	(202,963)	(161,160)
Research and development	(20,122)	(3,158)	(13,095)	(9,730)
(Loss)/gain on disposal of assets, net	(2,564)	(402)	3,243	(3,840)
Goodwill impairment	(51,971)	(8,155)	(336)	0
Total operating expenses	(315,406)	(49,494)	(213,151)	(174,730)
Operating loss	(139,809)	(21,939)	(20,640)	(12,454)
Interest income	644	101	824	275
Interest expense	(7,026)	(1,103)	(8,068)	(6,093)
Other income/(loss), net	(33,964)	(5,330)	49,218	27,892
Foreign exchange (loss)/gain	952	149	(1,510)	(1,489)
Income/(loss) before income tax	(179,203)	(28,122)	19,824	8,131
Income tax expense	(12,027)	(1,887)	(25,428)	(21,580)
Net loss	(191,230)	(30,009)	(5,604)	(13,449)
Net loss attributable to non-controlling interests	33,323	5,229	9,034	1,684
Net (loss)/income attributable to ordinary shareholders of Quhuo Limited	¥ (157,907)	$ (24,780)	¥ 3,430	¥ (11,765)
(Loss)/earnings per share:
Basic | (per share)	¥ (3.6)	$ (0.56)	¥ 0.08	¥ (0.79)
Diluted | (per share)	¥ (3.6)	$ (0.56)	¥ 0.07	¥ (0.79)
Shares used in (loss)/earnings per share computation:
Basic	43,914,204	43,914,204	28,282,187	14,972,760
Diluted	43,914,204	43,914,204	48,517,987	14,972,760
Other comprehensive loss:
Profit and loss from fair value change through other comprehensive income, net of tax	¥ (85)	$ (13)	¥ 0	¥ 0
Foreign currency translation adjustment:	(3,331)	(523)	(13,612)	(1,231)
Comprehensive loss	(194,646)	(30,545)	(19,216)	(14,680)
Comprehensive loss attributable to non-controlling interests	33,323	5,229	9,034	1,684
Comprehensive loss attributable to ordinary shareholders of Quhuo Limited	¥ (161,323)	$ (25,316)	¥ (10,182)	¥ (12,996)